Intangible Assets	12 Months Ended
Dec. 31, 2023
Statement [LineItems]
Intangible Assets
18.	INTANGIBLE ASSETS
The changes in intangible assets during the fiscal years ended on December 31, 2023 and 2022 are as follow:

Item	12/31/2023
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Acquisitions through business combination (1)	Decreases	Transfers	Depreciation for the fiscal year					Residual value at the end of the fiscal year
							Accumulated (2)	Transfers	Decrease	For the fiscal year	At the end
Cost
Licenses	34,758,597	5	4,225,829	5,184,932		(464)	24,340,593	(1,045)		6,232,486	30,572,034	13,596,860
Other intangible assets	121,033,580	5	25,192,749	49,220,828	753,032	(5,188)	109,214,883	1,099	18,781	23,917,968	133,115,169	61,573,768

Total intangible assets	155,792,177		29,418,578	54,405,760	753,032	(5,652)	133,555,476	54	18,781	30,150,454	163,687,203	75,170,628

(1)	Additionally, see Note 14.
(2)	Accumulated depreciation on the assets of Banco BMA SAU and Macro Agro SAU are included.

Item	12/31/2022
	Original value at beginning of fiscal year	Useful life estimated in years	Increases	Acquisitions through business combination	Decreases	Transfers	Depreciation for the fiscal year					Residual value at the end of the fiscal year
							Accumulated	Transfers	Decrease	For the fiscal year	At the end
Cost
Licenses	30,393,599	5	4,084,757			280,241	18,592,344	10,512		5,737,590	24,340,446	10,418,151
Other intangible assets	98,655,217	5	22,731,282		104,553	(248,366)	59,476,025	(4,145)	4,090	17,675,187	77,142,977	43,890,603

Total intangible assets	129,048,816		26,816,039		104,553	31,875	78,068,369	6,367	4,090	23,412,777	101,483,423	54,308,754